--------------------------------------------------------------------------------

THE BEDFORD CLASS


MONEY MARKET PORTFOLIO


SEMI-ANNUAL REPORT
FEBRUARY 28, 2003

--------------------------------------------------------------------------------

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

     The U.S. economy got off to a strong start in 2002, as the nation's gross domestic product (GDP) surged 5% in the first quarter on strong housing and automobile sales. Continued growth over the balance of the year, however, proved more elusive as rising unemployment, corporate scandals, the war on terrorism and the three-year decline of the stock market weighed heavily on businesses and the consumer. In a November speech, Federal Reserve Chairman Greenspan acknowledged the economy's malaise by describing it as in a "soft patch." GDP was weakening from the brief 4% uptick in the third quarter, and perhaps most importantly, consumer spending seemed to be slowing. The year-end retail-selling season was one of the poorest in recent memory and layoffs continued. The nation's unemployment rate rose to 6% in the fourth quarter, and November and December's jobs reports showed 100,000 declines each month. The President's response to restore growth was a $670 billion stimulus package that included proposals to make dividends tax-free and to accelerate last year's tax cuts. Approval of a final package, however, is months away, and we believe that a meaningful recovery in the near-term, therefore, is unlikely, particularly given the geopolitical environment and the crises in Iraq and North Korea.

     Following eleven aggressive rate cuts in 2001, the Federal Reserve's Open Market Committee lowered rates only once in 2002, dropping the Federal Funds rate by fifty basis points to 1.25% in November. Early in the year, the money market yield curve steepened on prospects of a recovery and higher interest rates, but by the second half, as signs of continued weakness persisted, the yield curve narrowed sharply. For example, at year-end the spread between one-month and one-year obligations was a scant seven basis points. The supply of non-financial commercial paper continued to dwindle during the year, and credit spreads also narrowed. U.S. Treasury obligations remained in demand as investors sought safety and liquidity amid the elevated risks of war and the deterioration of corporate credit quality.

     As interest rates declined and the yield curve flattened, the Money Market Portfolio sought to maintain a moderately extended average weighted maturity during the six-month period ended February 28, 2003. To minimize credit risk, most of the longer maturing investments were made in government agency obligations and high quality bank obligations. On February 28, the average weighted maturity stood at 46 days, up from 41 days last August. The Fund's assets declined during the period from $297.1 million on August 31, 2002, to $237.9 million at the end of February. For the six months ended February 28, 2003, the Bedford Class had a total return of 0.75%, versus the IMONEYNET First Tier Money Market Funds average of 0.85%. 1

                                  BlackRock Institutional Management Corporation (For questions regarding your account, please dial toll-free 800-430-9618 or contact your broker.)


1 The IMONEYNET First Tier Money Market Funds average is composed of retail money market funds investing in first tier eligible money market instruments. iMoneyNet, Inc., an Informa Financial company, is a nationally recognized independent publication that monitors the performance of money market funds.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                        PAR
                                                       (000)         VALUE
                                                      -------    ------------
CERTIFICATES OF DEPOSIT--13.2%
DOMESTIC CERTIFICATES OF DEPOSIT--6.5%
J.P.Morgan Chase Bank
   1.270%, 03/27/03 ..............................    $10,000    $ 10,000,000
Washington Mutual Bank
   1.330%, 04/22/03 ..............................      5,500       5,500,000
                                                                 ------------
                                                                   15,500,000
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--6.7%
Barclays Bank NY
   1.300%, 05/02/03 ..............................     14,000      13,999,994
Westdeutsche Landesbank
   Girozentrale
   2.170%, 08/11/03 ..............................      2,000       2,000,000
                                                                 ------------
                                                                   15,999,994
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $31,499,994) ........................                 31,499,994
                                                                 ------------
COMMERCIAL PAPER--29.9%
ASSET BACKED SECURITIES--21.5%
Amstel Funding Corp.
   1.290%, 05/05/03 ..............................     13,000      12,969,721
Concord Minutemen Capital Co., LLC.
   1.290%, 05/20/03 ..............................     12,332      12,296,648
Lexington Parker Capital
   1.280%, 05/06/03 ..............................     13,000      12,969,494
Scaldis Capital LLC.
   1.310%, 04/07/03 ..............................     13,025      13,007,463
                                                                 ------------
                                                                   51,243,326
                                                                 ------------
BANKS--7.5%
Depfa Bank Europe P.L.C.
   1.320%, 04/07/03 ..............................     12,000      11,983,720
HBOs Treasury Services P.L.C.
   1.300%, 04/08/03 ..............................      5,800       5,792,041
                                                                 ------------
                                                                   17,775,761
                                                                 ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.9%
General Electric Co.
   1.340%, 03/28/03 ..............................      2,000       1,997,990
                                                                 ------------
     TOTAL COMMERCIAL PAPER
       (Cost $71,017,077) ........................                 71,017,077
                                                                 ------------

                                                        PAR
                                                       (000)         VALUE
                                                      -------    ------------
MUNICIPAL BONDS--7.6%
CALIFORNIA--4.2%
California State RAN Series 2002 F
   1.337%, 03/06/03 ..............................    $10,000    $ 10,000,000
                                                                 ------------
INDIANA--0.1%
Bremen IDR Bond VRDN (Universal
   Bearing, Inc. Project)
   Series 1996 B (Society National
   Bank,Cleveland LOC)+
   1.400%, 03/06/03 ..............................        200         200,000
                                                                 ------------
KENTUCKY--1.8%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   1.350%, 03/05/03 ..............................      4,200       4,200,000
                                                                 ------------
MISSISSIPPI--1.5%
Mississippi Business Finance Corp.
   IDR RB (Choctaw Foods, Inc.)
   Series 1995 (Rabobank)+
   1.350%, 03/05/03 ..............................      3,600       3,600,000
                                                                 ------------
     TOTAL MUNICIPAL BONDS
       (Cost $18,000,000) ........................                 18,000,000
                                                                 ------------
VARIABLE RATE OBLIGATIONS--24.1%
BANKS--9.2%
U.S. Bank N.A.++
   1.300%, 03/03/03 ..............................     12,000      11,998,910
Wachovia Corp.++
   1.660%, 03/31/03 ..............................     10,000      10,002,424
                                                                 ------------
                                                                   22,001,334
                                                                 ------------
SECURITY BROKERS & DEALERS--14.9%
Bear Stearns Companies, Inc. (The)++
   1.360%, 03/03/03 ..............................     10,000      10,000,000
Merrill Lynch & Co., Inc.++
   1.550%, 03/24/03 ..............................     11,317      11,321,073

                See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

                                                        PAR
                                                       (000)         VALUE
                                                      -------    ------------
VARIABLE RATE OBLIGATIONS--(CONTINUED)
SECURITY BROKERS & DEALERS--(CONTINUED)
Salomon Smith Barney Holdings, Inc.++
   1.640%, 04/24/03 ..............................    $10,000    $ 10,012,000
   1.313%, 04/25/03 ..............................      4,000       4,000,000
                                                                 ------------
                                                                   35,333,073
                                                                 ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $57,334,407) ........................                 57,334,407
                                                                 ------------
AGENCY OBLIGATIONS--17.3%
Federal Home Loan Mortgage Corp.
   1.605%, 10/09/03 ..............................      3,000       2,970,308
Federal National Mortgage Assn.
   5.125%, 02/13/04 ..............................      5,000       5,178,851
   1.310%, 03/03/03 ..............................     33,000      32,997,598
                                                                 ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $41,146,757) ........................                 41,146,757
                                                                 ------------
MEDIUM TERM NOTES--6.2%
BankAmerica Corp.
   7.000%, 05/15/03 ..............................      1,300       1,313,620
Goldman Sachs Group, Inc.
   1.340%, 05/20/03 ..............................     12,500      12,500,000
Heller Financial, Inc.
   7.875%, 05/15/03 ..............................      1,000       1,012,260
                                                                 ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $14,825,880) ........................                 14,825,880
                                                                 ------------
REPURCHASE AGREEMENTS--1.7%
Morgan Stanley & Co., Inc.
   (Tri-Party Agreement dated
   02/28/03 to be repurchased at
   $3,800,433.83 collateralized by
   $3,933,570.41 Federal National
   Mortgage Association due 01/06/17 to
   01/08/31 and $1,287,776.57
   Federal Home Loan Mortgage Corp.
   due 01/11/17. The total market
   value of collateral is $3,914,657.87)
   1.370%, 03/03/03 ..............................      3,800       3,800,000

                                                        PAR
                                                       (000)         VALUE
                                                      -------    ------------
REPURCHASE AGREEMENTS--(CONTINUED)
UBS Warburg LLC.
   (Tri-Party Agreement dated
   02/28/03 to be repurchased at
   $200,021.67 collateralized by
   $206,521.32 by U.S.Treasury Notes
   due 11/15/12. The market value of
   the collateral is $204,187.99)
   1.300%, 03/03/03 ..............................    $   200    $    200,000
                                                                 ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $4,000,000) .........................                  4,000,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--100.0%
   (Cost $237,824,115) ...........................                237,824,115
                                                                 ------------
ASSETS IN EXCESS OF
   OTHER LIABILITIES--0.0% .......................                     80,483
                                                                 ------------
NET ASSETS (Applicable to 81,605,120
   Bedford shares, 156,282,331
   Sansom Street shares and
   800 other shares)--100.0% .....................               $237,904,598
                                                                 ============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($237,904,598 / 237,888,251) ..................                      $1.00
                                                                        =====

+ Variable Rate Demand Note -- The interest rate shown is the rate as of February 28, 2003 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2003 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
IDR ..............................................Industrial Development Revenue
LOC ............................................................Letter of Credit
RAN ...................................................Revenue Anticipation Note
RB .................................................................Revenue Bond
VRDN ..................................................Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003
                                   (UNAUDITED)

Investment Income
   Interest ................................................        $2,087,924
                                                                    ----------
Expenses
   Investment advisory fees ................................           573,938
   Distribution fees .......................................           289,479
   Custodian fees ..........................................            28,201
   Legal fees ..............................................            27,565
   Audit fees ..............................................            24,642
   Registration fees .......................................            23,000
   Transfer agent fees .....................................            20,250
   Directors' fees .........................................            15,355
   Insurance expense .......................................             9,347
   Service organization fees ...............................             6,084
   Printing fees ...........................................             6,000
   Administration fees .....................................                --
   Miscellaneous ...........................................                --
   SEC fees ................................................                --
                                                                    ----------
        Total Expenses .....................................         1,023,861

   Less fees waived ........................................          (249,118)
   Less expense reimbursement by advisor ...................           (21,141)
                                                                    ----------
        Total expenses .....................................           753,602
                                                                    ----------
Net investment income ......................................         1,334,322
                                                                    ----------
Realized gain on investments ...............................            16,347
                                                                    ----------
Net increase in net assets resulting from operations .......        $1,350,669
                                                                    ==========

                 See Accompanying Notes to Financial Statements

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE              FOR THE
                                                                     SIX MONTHS ENDED        YEAR ENDED
                                                                     FEBRUARY 28, 2003     AUGUST 31, 2002
                                                                     -----------------     ---------------
                                                                        (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................      $  1,334,322        $   14,819,708
  Net gain on investments .......................................            16,347               135,451
                                                                       ------------        --------------
  Net increase in net assets resulting from operations ..........         1,350,669            14,955,159
                                                                       ------------        --------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..............................................          (248,897)           (6,602,799)
    Cash Preservation shares ....................................                --                (2,033)
    Bear Stearns shares .........................................                --                (7,224)
    Principal shares ............................................                --            (3,345,540)
    Sansom Street shares ........................................        (1,085,425)           (4,862,112)
Distributions to shareholders from
  Net realized short-term gains:
    Bedford shares ..............................................           (42,292)                   --
    Sansom Street shares ........................................           (96,036)                   --
                                                                       ------------        --------------

      Total distributions to shareholders .......................        (1,472,650)          (14,819,708)
                                                                       ------------        --------------
Net capital share transactions (See Note 3) .....................       (59,063,598)         (878,950,617)
                                                                       ------------        --------------
Total decrease in net assets ....................................       (59,185,579)         (878,815,166)
Net Assets:
  Beginning of period ...........................................       297,090,177         1,175,905,343
                                                                       ------------        --------------
  End of period .................................................      $237,904,598        $  297,090,177
                                                                       ============        ==============

                 See Accompanying Notes to Financial Statements

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (A)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                        MONEY MARKET PORTFOLIO
                                          -----------------------------------------------------------------------------------
                                              FOR THE           FOR THE         FOR THE         FOR THE            FOR THE
                                             SIX MONTHS           YEAR           YEAR             YEAR              YEAR
                                               ENDED             ENDED           ENDED            ENDED             ENDED
                                          FEBRUARY 28, 2003  AUGUST 31, 2002 AUGUST 31, 2001 AUGUST 31, 2000  AUGUST 31, 1999
                                          -----------------  --------------- --------------- ---------------  ---------------
                                             (UNAUDITED)
Net asset value, beginning of year ........   $   1.00          $   1.00       $   1.00         $   1.00           $   1.00
                                              --------          --------       --------         --------           --------
Income from investment operations:
   Net investment income ..................     0.0032            0.0157         0.0460           0.0512             0.0425
   Net gains on securities ................     0.0005                --             --               --                 --
                                              --------          --------       --------         --------           --------
     Total from investment
       operations .........................     0.0037            0.0157         0.0460           0.0512             0.0425
                                              --------          --------       --------         --------           --------
Less distributions
   Dividends (from net investment
     income) ..............................    (0.0032)          (0.0157)       (0.0460)         (0.0512)           (0.0425)
   Distributions (from capital gains) .....    (0.0005)               --             --               --                 --
                                              --------          --------       --------         --------           --------
     Total distributions ..................    (0.0037)          (0.0157)       (0.0460)         (0.0512)           (0.0425)
                                              --------          --------       --------         --------           --------
Net asset value, end of year ..............     $ 1.00            $ 1.00         $ 1.00           $ 1.00             $ 1.00
                                              ========          ========       ========         ========           ========
Total Return ..............................       .75%             1.59%          4.70%            5.24%              4.34%

Ratios /Supplemental Data
   Net assets, end of year (000) ..........   $ 81,608          $ 52,878       $676,964         $423,977           $360,123
   Ratios of expenses to average
     net assets(b) ........................       .99%             1.00%          1.00%             .97%               .97%
   Ratios of net investment income
     to average net assets ................       .63%             1.75%          4.46%            5.15%              4.25%

(a) Financial Highlights relate solely to the Bedford Class of shares within this Portfolio.

(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.25%, for the six months ended February 28, 2003 and 1.25%, 1.19%, 1.05% and 1.08% for the years ended August 31, 2002, 2001, 2000 and 1999, respectively.

                See Accompanying Notes to Financial Statements.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund,"which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the Bedford Money Market Portfolio.

     RBB has authorized capital of thirty billion shares of common stock of which 21.073 billion shares are currently classified into ninety-five classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into seven separate "families," all of which have begun investment operations.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All distributions from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for federal taxes. It is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

            PORTFOLIO                             ANNUAL RATE
     ----------------------      ---------------------------------------------
     Money Market Portfolio      .45% of first $250 million of net assets;
                                 .40% of next $250 million of net assets;
                                 .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2003, advisory fees and waivers for the investment portfolio were as follows:

                                        GROSS                            NET
                                      ADVISORY                         ADVISORY
                                         FEE             WAIVER          FEE
                                      --------         ---------       --------
     Money Market Portfolio           $573,938         $(242,725)      $331,213

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The investment advisor/administrator may voluntarily waive and/or reimburse the Portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 2003, the expense caps were as follows:

     PORTFOLIO                       CLASS OF SHARES                EXPENSE CAP
     ----------------------          ---------------                -----------
     Money Market Portfolio          Bedford                            .97%
                                     Sansom Street                      .20

     Effective January 7, 2003, the Money Market Portfolio expense caps for the Bedford Class and Sansom Street Class changed from 1.00% to .97% and .49% to ..20% respectively.

     Reimbursed expenses for the six months ended February 28, 2003 were $21,141 for the Money Market Portfolio.

     PFPC Trust Co. serves as custodian for the Fund's Portfolio. As compensation for such custodial services, PFPC Trust Co. is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

            PORTFOLIO                              ANNUAL RATE
     ----------------------     ------------------------------------------------
     Money Market Portfolio     .025% of first $50 million of gross assets;
                                .020% of next $50 million of gross assets;
                                .015% of gross assets in excess of $100 million.

     PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2003, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                                          GROSS                                          NET
                                                    TRANSFER AGENCY                                 TRANSFER AGENCY
                                                           FEE                   WAIVER                  FEE
                                                    ---------------             -------             ---------------
     Money Market Portfolio
         Bedford Class                                   $15,000                $(6,393)               $ 8,607
         Sansom Street Class                               5,250                     --                  5,250
                                                         -------                -------                -------
              Total Money Market Portfolio               $20,250                $(6,393)               $13,857
                                                         =======                =======                =======

     The  Fund,  on  behalf  of each  class  of  shares  within  the  investment portfolio,  has  adopted  Distribution  Plans  pursuant  to Rule 12b-1 under the
Investment Company Act of 1940, as amended. The Fund has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford Class and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 2003, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                 DISTRIBUTION
                                                                     FEE
                                                                 ------------
                Money Market Portfolio
                    Bedford Class                                  $257,944
                    Sansom Street Class                              31,535
                                                                   --------
                        Total Money Market Portfolio               $289,479
                                                                   ========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 2003, service organization fees were $6,084 for the Money Market Portfolio.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                                                      MONEY MARKET PORTFOLIO
                                                                         ---------------------------------------------
                                                                              FOR THE                      FOR THE
                                                                          SIX MONTHS ENDED               YEAR ENDED
                                                                         FEBRUARY 28, 2003            AUGUST 31, 2002
                                                                         -----------------            ----------------
                                                                            (UNAUDITED)
                                                                                VALUE                      VALUE
                                                                         -----------------            ----------------
     Shares sold:
         Bedford Class                                                     $  155,745,824              $  574,531,230
         Cash Preservation Class***                                                    --                      81,222
         Bear Stearns Class*                                                           --                  13,403,021
         Principal Class**                                                             --                 339,878,249
         Sansom Street Class                                                  742,558,770               1,682,808,874
                                                                           --------------              --------------
            Total Shares Sold                                                 898,304,594               2,610,702,596
     Shares issued on reinvestment of dividends:
         Bedford Class                                                            299,278                   7,167,536
         Cash Preservation Class***                                                    --                       2,178
         Bear Stearns Class*                                                           --                       7,224
         Principal Class**                                                             --                   3,597,374
         Sansom Street Class                                                       98,955                     312,927
                                                                           --------------              --------------
            Total Shares Reinvested                                               398,233                  11,087,239
     Shares repurchased:
         Bedford Class                                                       (127,295,502)             (1,205,804,868)
         Cash Preservation Class***                                                    --                    (277,939)
         Bear Stearns Class*                                                           --                 (13,410,245)
         Principal Class**                                                             --                (640,588,392)
         Sansom Street Class                                                 (830,470,923)             (1,640,659,008)
                                                                           --------------              --------------
            Total Shares Repurchased                                         (957,766,425)             (3,500,740,452)
                                                                           --------------              --------------
     Net increase (decrease)                                               $  (59,063,598)             $ (878,950,617)
                                                                           ==============              ==============
     Bedford Shares authorized                                              1,500,000,000               1,500,000,000
                                                                           ==============              ==============

* The Bear Stearns Class of shares began operations on November 28, 2001, and was liquidated June 28, 2002.
**  The Principal Class of shares was liquidated on March 25, 2002.
*** The Cash Preservation Class of shares was liquidated on April 30, 2002.

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 2003, net assets consisted of the following:

                                                               MONEY MARKET
                                                                 PORTFOLIO
                                                               ------------
Paid-in capital                                                $237,888,251
Accumulated net realized gain/(loss) on investments                  16,347
                                                               ------------
   Total net assets                                            $237,904,598
                                                               ============

                                THE BEDFORD CLASS
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2003
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers one other class of shares representing interest in the Money Market Portfolio: Sansom Street. The Sansom Street Class is marketed to different types of investors. Additional information regarding the Sansom Street shares is available in its annual report. The financial highlights of the Sansom Street Class are as follows:

THE SANSOM STREET FAMILY (a)

                                                                       MONEY MARKET PORTFOLIO
                                       ----------------------------------------------------------------------------------------
                                              FOR THE          FOR THE          FOR THE         FOR THE           FOR THE
                                            SIX MONTHS           YEAR             YEAR            YEAR              YEAR
                                               ENDED             ENDED            ENDED           ENDED             ENDED
                                        FEBRUARY 28, 2003  AUGUST 31, 2002  AUGUST 31, 2001  AUGUST 31, 2000   AUGUST 31, 1999
                                       ------------------  ---------------  ---------------  ---------------   ----------------
                                            (UNAUDITED)
Net asset value, beginning of year ........   $   1.00         $   1.00         $   1.00         $   1.00          $   1.00
                                              --------         --------         --------         --------          --------
Income from investment operations:
   Net investment income ..................     0.0061           0.0209           0.0511           0.0560            0.0473
   Net gains on securities ................     0.0005               --               --               --                --
                                              --------         --------         --------         --------          --------
     Total net income from investment
       operations .........................     0.0066           0.0209           0.0511           0.0560            0.0473
                                              --------         --------         --------         --------          --------
Less distributions
   Dividends (from net investment income)      (0.0061)         (0.0209)         (0.0511)         (0.0560)          (0.0473)
   Distributions (from capital gains) .....    (0.0005)              --               --               --                --
                                              --------         --------         --------         --------          --------
     Total distributions ..................    (0.0066)         (0.0209)         (0.0511)         (0.0560)          (0.0473)
                                              --------         --------         --------         --------          --------
Net asset value, end of year ..............   $   1.00         $   1.00         $   1.00         $   1.00          $   1.00
                                              ========         ========         ========         ========          ========
     Total Return .........................      1.34%            2.11%            5.23%            5.75%             4.83%

Ratios /Supplemental Data
   Net assets, end of year (000) ..........   $156,297         $244,212         $201,632         $326,745          $841,887
   Ratios of expenses to average
     net assets(b) ........................       .41%             .49%             .49%             .49%              .49%
   Ratios of net investment income to
     average net assets ...................      1.22%            2.10%            5.23%            5.42%             4.73%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .59% for the six months ended February 28, 2003 and .64%, .61%, .61% and .62% for the years ended August 31, 2002, 2001,
    2000 and 1999, respectively.

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

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

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


The financial information included herein is taken from the records of the Money Market Portfolio without examination by independent accountants who do not express an opinion thereon.